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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Bo J. Howell, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28 & August 31

Date of reporting period:	May 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Consumer Discretionary - 12.8%
Auto Components - 0.7%
Metaldyne Performance Group, Inc.	300	$4,890
Modine Manufacturing Company (a)	1,200	12,000
		16,890
Diversified Consumer Services - 1.8%
Bridgepoint Education, Inc. (a)	2,000	15,540
Career Education Corporation (a)	600	3,528
DeVry Education Group, Inc.	100	1,810
K12, Inc. (a)	1,583	18,790
Regis Corporation (a)	100	1,304
		40,972
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc.	300	5,715
Bravo Brio Restaurant Group, Inc. (a)	100	742
Caesars Acquisition Company - Class A (a)	1,200	11,928
Carrols Restaurant Group, Inc. (a)	100	1,212
Century Casinos, Inc. (a)	2,900	16,530
J. Alexander's Holdings, Inc. (a)	700	7,280
Lindblad Expeditions Holdings, Inc. (a)	500	5,000
Potbelly Corporation (a)	600	7,932
Ruby Tuesday, Inc. (a)	200	776
		57,115
Household Durables - 0.4%
CSS Industries, Inc.	100	2,674
Flexsteel Industries, Inc.	50	2,045
Hooker Furniture Corporation	100	2,419
La-Z-Boy, Inc.	100	2,648
		9,786
Internet & Catalog Retail - 0.6%
Duluth Holdings, Inc. - Class B (a)	300	7,950
RetailMeNot, Inc. (a)	800	5,776
		13,726
Leisure Products - 0.5%
Callaway Golf Company	1,000	10,060
Johnson Outdoors, Inc. - Class A	100	2,636
		12,696

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.5% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Media - 1.6%
A.H. Belo Corporation - Class A	300	$1,533
Discovery Communications, Inc. - Series A (a)	300	8,355
Gannett Company, Inc.	200	3,124
Lee Enterprises, Inc. (a)	1,300	2,535
MSG Networks, Inc. - Class A (a)	700	12,117
New York Times Company (The) - Class A	600	7,254
Tribune Publishing Company	300	3,516
		38,434
Specialty Retail - 4.0%
Aaron's, Inc.	200	5,020
Abercrombie & Fitch Company - Class A	500	9,945
Barnes & Noble, Inc.	1,900	22,097
Citi Trends, Inc.	500	7,775
Finish Line, Inc. (The) - Class A	400	7,252
Francesca's Holdings Corporation (a)	100	1,042
Kirkland's, Inc.	500	6,645
Rent-A-Center, Inc.	900	11,853
Shoe Carnival, Inc.	503	11,720
Tilly's, Inc. - Class A (a)	400	2,360
Zumiez, Inc. (a)	600	8,928
		94,637
Textiles, Apparel & Luxury Goods - 0.8%
Movado Group, Inc.	850	17,442

Consumer Staples - 5.4%
Food & Staples Retailing - 1.7%
SpartanNash Company	100	2,971
SUPERVALU, Inc. (a)	3,800	17,594
Village Super Market, Inc. - Class A	200	5,420
Weis Markets, Inc.	250	12,543
		38,528
Food Products - 2.0%
Darling Ingredients, Inc. (a)	100	1,535
Dean Foods Company	400	7,312
Farmer Brothers Company (a)	500	14,125
Flowers Foods, Inc.	300	5,625
Fresh Del Monte Produce, Inc.	100	5,237

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.5% (Continued)	Shares	Value
Consumer Staples - 5.4% (Continued)
Food Products - 2.0% (Continued)
Seneca Foods Corporation - Class A (a)	450	$14,049
		47,883
Household Products - 1.0%
HRG Group, Inc. (a)	300	3,939
Oil-Dri Corporation of America	600	19,506
		23,445
Personal Products - 0.7%
Avon Products, Inc.	3,000	11,700
Natural Alternatives International, Inc. (a)	400	4,932
		16,632
Energy - 3.5%
Energy Equipment & Services - 1.1%
Dawson Geophysical Company (a)	900	6,498
Exterran Corporation (a)	300	3,759
Natural Gas Services Group, Inc. (a)	200	4,054
PHI, Inc. (a)	400	6,840
RigNet, Inc. (a)	100	1,243
Unit Corporation (a)	200	2,794
		25,188
Oil, Gas & Consumable Fuels - 2.4%
Adams Resources & Energy, Inc.	50	1,939
Apache Corporation	200	11,428
Chesapeake Energy Corporation (a)	1,200	5,148
Cloud Peak Energy, Inc. (a)	1,400	2,744
EP Energy Corporation - Class A (a)	200	1,130
HollyFrontier Corporation	100	2,676
Murphy Oil Corporation	200	6,182
Renewable Energy Group, Inc. (a)	800	7,368
REX American Resources Corporation (a)	200	11,684
Southwestern Energy Company (a)	200	2,734
World Fuel Services Corporation	100	4,597
		57,630
Financials - 28.8%
Banks - 11.9%
1st Source Corporation	150	5,083
Associated Banc-Corp	100	1,869
BancorpSouth, Inc.	500	11,945

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.5% (Continued)	Shares	Value
Financials - 28.8% (Continued)
Banks - 11.9% (Continued)
BankUnited, Inc.	450	$14,895
BOK Financial Corporation	100	6,374
Cathay General Bancorp	200	6,164
Citigroup, Inc.	150	6,985
Columbia Banking System, Inc.	300	9,141
Commerce Bancshares, Inc.	262	12,820
Cullen/Frost Bankers, Inc.	150	10,035
Customers Bancorp, Inc. (a)	200	5,378
CVB Financial Corporation	100	1,755
East West Bancorp, Inc.	150	5,790
F.N.B. Corporation	100	1,339
First BanCorporation (Puerto Rico) (a)	1,200	5,052
First Citizens BancShares, Inc. - Class A	10	2,591
First Horizon National Corporation	100	1,456
First Niagara Financial Group, Inc.	300	3,276
FirstMerit Corporation	400	9,072
Fulton Financial Corporation	100	1,425
Glacier Bancorp, Inc.	100	2,734
Hancock Holding Company	100	2,749
Hilltop Holdings, Inc. (a)	100	2,044
IBERIABANK Corporation	50	3,100
Investors Bancorp, Inc.	100	1,197
MB Financial, Inc.	300	10,845
Old National Bancorp	500	6,580
PacWest Bancorp	250	10,420
People's United Financial, Inc.	200	3,176
PrivateBancorp, Inc.	50	2,217
Prosperity Bancshares, Inc.	350	18,848
Sterling Bancorp	300	4,938
Synovus Financial Corporation	350	11,260
Texas Capital Bancshares, Inc. (a)	100	5,124
U.S. Bancorp	100	4,282
UMB Financial Corporation	150	8,633
Umpqua Holdings Corporation	700	11,193
United Community Banks, Inc.	300	6,039
Valley National Bancorp	900	8,577
Webster Financial Corporation	250	9,790
Wells Fargo & Company	60	3,043

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.5% (Continued)	Shares	Value
Financials - 28.8% (Continued)
Banks - 11.9% (Continued)
Western Alliance Bancorp (a)	350	$13,195
Zions Bancorporation	300	8,406
		280,835
Capital Markets - 0.5%
American Capital Ltd. (a)	200	3,212
Charles Schwab Corporation (The)	150	4,587
Interactive Brokers Group, Inc. - Class A	100	4,018
		11,817
Consumer Finance - 0.3%
Nelnet, Inc. - Class A	100	3,668
OneMain Holdings, Inc. (a)	100	3,126
		6,794
Diversified Financial Services - 1.0%
Intercontinental Exchange, Inc.	30	8,133
Leucadia National Corporation	200	3,620
MarketAxess Holdings, Inc.	40	5,598
Texas Pacific Land Trust	30	5,100
		22,451
Insurance - 2.3%
American Equity Investment Life Holding Company	100	1,621
Assurant, Inc.	20	1,748
Brown & Brown, Inc.	300	10,818
CNO Financial Group, Inc.	1,000	20,290
Genworth Financial, Inc. - Class A (a)	1,800	6,660
Marsh & McLennan Companies, Inc.	120	7,928
Primerica, Inc.	50	2,805
RLI Corporation	50	3,306
		55,176
Real Estate Investment Trusts (REITs) - 12.6%
Acadia Realty Trust	600	20,340
American Campus Communities, Inc.	50	2,351
American Tower Corporation	70	7,405
AvalonBay Communities, Inc.	30	5,396
Capstead Mortgage Corporation	700	6,762
Colony Financial, Inc. – Class A	100	1,832
Communications Sales & Leasing, Inc.	100	2,498
CubeSmart	400	12,736

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.5% (Continued)	Shares	Value
Financials - 28.8% (Continued)
Real Estate Investment Trusts (REITs) - 12.6% (Continued)
CyrusOne, Inc.	100	$4,931
DCT Industrial Trust, Inc.	150	6,469
Douglas Emmett, Inc.	250	8,472
Education Realty Trust, Inc.	400	17,116
Equity One, Inc.	200	5,892
Extra Space Storage, Inc.	120	11,156
Federal Realty Investment Trust	50	7,660
Gramercy Property Trust	2,300	20,539
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	550	11,182
Hatteras Financial Corporation	700	11,263
MFA Financial, Inc.	700	5,047
Monogram Residential Trust, Inc.	800	8,112
New Residential Investment Corporation	200	2,716
New Senior Investment Group, Inc.	200	2,074
New York REIT, Inc.	900	8,217
NorthStar Realty Europe Corporation	1,000	11,250
Paramount Group, Inc.	200	3,276
Physicians Realty Trust	200	3,798
Prologis, Inc.	350	16,636
Public Storage	50	12,686
Retail Opportunity Investments Corporation	100	2,022
Sovran Self Storage, Inc.	60	6,496
Starwood Property Trust, Inc.	700	14,434
STORE Capital Corporation	800	20,424
Taubman Centers, Inc.	160	10,971
Vornado Realty Trust	20	1,910
Weingarten Realty Investors	50	1,882
		295,951
Real Estate Management & Development - 0.2%
Realogy Holdings Corporation (a)	150	4,920

Health Care - 7.6%
Biotechnology - 1.8%
Athersys, Inc. (a)	1,200	2,760
Emergent BioSolutions, Inc. (a)	100	4,388
Lexicon Pharmaceuticals, Inc. (a)	100	1,421
Myriad Genetics, Inc. (a)	100	3,389

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.5% (Continued)	Shares	Value
Health Care - 7.6% (Continued)
Biotechnology - 1.8% (Continued)
PDL BioPharma, Inc.	2,100	$7,539
Repligen Corporation (a)	100	2,396
Spectrum Pharmaceuticals, Inc. (a)	2,600	19,474
		41,367
Health Care Equipment & Supplies - 2.1%
AngioDynamics, Inc. (a)	600	7,206
Electromed, Inc. (a)	1,900	7,999
Exactech, Inc. (a)	500	12,340
Halyard Health, Inc. (a)	300	9,327
Invacare Corporation	1,200	12,840
		49,712
Health Care Providers & Services - 1.9%
Alliance HealthCare Services, Inc. (a)	200	1,450
Five Star Quality Care, Inc. (a)	2,500	5,025
Kindred Healthcare, Inc.	1,000	11,870
Magellan Health, Inc. (a)	220	14,575
National HealthCare Corporation	50	3,096
National Research Corporation - Class A	700	9,590
		45,606
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	200	2,698
Quality Systems, Inc.	500	6,355
		9,053
Pharmaceuticals - 1.4%
Prestige Brands Holdings, Inc. (a)	590	31,884

Industrials - 14.8%
Aerospace & Defense - 1.7%
Ducommun, Inc. (a)	100	1,690
Moog, Inc. - Class A (a)	100	5,393
National Presto Industries, Inc.	20	1,788
Triumph Group, Inc.	150	5,659
Vectrus, Inc. (a)	1,000	25,410
		39,940

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.5% (Continued)	Shares	Value
Industrials - 14.8% (Continued)
Building Products - 0.7%
Continental Building Products, Inc. (a)	500	$11,455
Insteel Industries, Inc.	200	5,544
		16,999
Commercial Services & Supplies - 4.1%
ARC Document Solutions, Inc. (a)	2,700	11,448
Brady Corporation - Class A	100	3,179
Deluxe Corporation	40	2,605
Ennis, Inc.	1,000	18,260
Kimball International, Inc. - Class B	1,200	14,040
Quad/Graphics, Inc.	1,400	26,894
R.R. Donnelley & Sons Company	800	13,032
SP Plus Corporation (a)	200	4,464
West Corporation	100	2,110
		96,032
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	150	7,604

Electrical Equipment - 0.7%
General Cable Corporation	900	12,294
Preformed Line Products Company	100	4,368
		16,662
Machinery - 3.7%
Astec Industries, Inc.	150	8,001
Commercial Vehicle Group, Inc. (a)	2,800	10,360
Federal Signal Corporation	500	6,505
Gencor Industries, Inc. (a)	400	5,944
Hurco Companies, Inc.	400	12,892
Kadant, Inc.	250	12,440
Lydall, Inc. (a)	100	3,786
Manitowoc Company, Inc. (The)	2,400	13,680
Navistar International Corporation (a)	100	1,125
Supreme Industries, Inc. - Class A	700	9,240
Wabash National Corporation (a)	200	2,836
		86,809

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.5% (Continued)	Shares	Value
Industrials - 14.8% (Continued)
Professional Services - 1.5%
Acacia Research Corporation	2,500	$12,900
Insperity, Inc.	60	4,318
Resources Connection, Inc.	1,100	17,138
		34,356
Road & Rail - 1.6%
Marten Transport Ltd.	1,000	19,820
Swift Transportation Company (a)	200	3,116
YRC Worldwide, Inc. (a)	1,600	14,736
		37,672
Trading Companies & Distributors - 0.4%
H&E Equipment Services, Inc.	100	1,922
Lawson Products, Inc. (a)	100	1,929
WESCO International, Inc. (a)	100	5,833
		9,684
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)	200	2,818

Information Technology - 13.2%
Communications Equipment - 0.8%
Bel Fuse, Inc. - Class B	300	5,424
Comtech Telecommunications Corporation	100	2,304
Digi International, Inc. (a)	400	4,416
Extreme Networks, Inc. (a)	100	369
NETGEAR, Inc. (a)	50	2,250
Polycom, Inc. (a)	300	3,600
		18,363
Electronic Equipment, Instruments & Components - 1.0%
KEMET Corporation (a)	300	807
Knowles Corporation (a)	100	1,462
Novanta, Inc. (a)	400	6,124
OSI Systems, Inc. (a)	50	2,664
PC Connection, Inc.	100	2,299
QLogic Corporation (a)	800	11,088
		24,444

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.5% (Continued)	Shares	Value
Information Technology - 13.2% (Continued)
Internet Software & Services - 2.6%
Blucora, Inc. (a)	1,200	$10,776
DHI Group, Inc. (a)	1,900	13,395
EarthLink Holdings Corporation	800	5,248
Limelight Networks, Inc. (a)	200	292
Marchex, Inc. - Class B (a)	2,600	8,658
Marin Software, Inc. (a)	4,200	9,912
MeetMe, Inc. (a)	900	3,402
Monster Worldwide, Inc. (a)	1,400	3,710
QuinStreet, Inc. (a)	500	1,850
Travelzoo, Inc. (a)	600	4,860
		62,103
IT Services - 2.8%
Convergys Corporation	600	16,914
Higher One Holdings, Inc. (a)	600	2,256
ManTech International Corporation - Class A	250	8,982
NCI, Inc. - Class A	100	1,293
NeuStar, Inc. - Class A (a)	900	21,195
Unisys Corporation (a)	1,800	15,192
		65,832
Semiconductors & Semiconductor Equipment - 2.4%
Alpha & Omega Semiconductor Ltd. (a)	2,000	27,380
IXYS Corporation	1,400	15,274
NeoPhotonics Corporation (a)	200	1,802
SunEdison Semiconductor Ltd. (a)	500	2,850
Teradyne, Inc.	400	7,924
		55,230
Software - 3.5%
American Software, Inc. - Class A	1,900	18,316
BSQUARE Corporation (a)	1,300	6,890
Epiq Systems, Inc.	500	7,615
Jive Software, Inc. (a)	1,500	5,700
NetSol Technologies, Inc. (a)	600	3,570
QAD, Inc. - Class A	854	16,047
Rovi Corporation (a)	100	1,681
SeaChange International, Inc. (a)	6,600	21,846
		81,665

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.5% (Continued)	Shares	Value
Information Technology - 13.2% (Continued)
Technology Hardware, Storage & Peripherals - 0.1%
HP, Inc.	200	$2,676

Materials - 8.6%
Chemicals - 5.2%
Axiall Corporation	100	2,329
Chase Corporation	440	25,846
Core Molding Technologies, Inc. (a)	300	3,783
FutureFuel Corporation	500	5,565
KMG Chemicals, Inc.	400	8,592
OMNOVA Solutions, Inc. (a)	3,430	23,633
Rayonier Advanced Materials, Inc.	1,500	19,440
Stepan Company	100	5,769
Tredegar Corporation	800	13,000
Trinseo S.A. (a)	300	14,127
		122,084
Construction Materials - 0.8%
United States Lime & Minerals, Inc.	370	19,791

Containers & Packaging - 1.7%
Greif, Inc. - Class A	900	32,274
UFP Technologies, Inc. (a)	300	6,465
		38,739
Metals & Mining - 0.9%
AK Steel Holding Corporation (a)	400	1,712
Handy & Harman Ltd. (a)	100	2,500
Materion Corporation	700	16,933
		21,145

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 95.5% (Continued)	Shares	Value
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	100	$2,712
FairPoint Communications, Inc. (a)	600	8,130
Vonage Holdings Corporation (a)	1,800	8,298
		19,140

Total Common Stocks – 95.5% (Cost $2,049,451)		$2,246,358

Other Assets in Excess of Liabilities – 4.5%		106,745

Net Assets - 100.0%		$2,353,103

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Consumer Discretionary - 18.0%
Auto Components - 0.6%
Drew Industries, Inc.	20	$1,547
Metaldyne Performance Group, Inc.	200	3,260
Modine Manufacturing Company (a)	200	2,000
Tenneco, Inc. (a)	60	3,223
Tower International, Inc.	100	2,167
		12,197
Automobiles - 1.1%
Harley-Davidson, Inc.	250	11,598
Thor Industries, Inc.	180	11,700
		23,298
Diversified Consumer Services - 0.9%
Bridgepoint Education, Inc. (a)	917	7,125
Career Education Corporation (a)	300	1,764
K12, Inc. (a)	700	8,309
Regis Corporation (a)	100	1,304
		18,502
Hotels, Restaurants & Leisure - 3.6%
Bloomin' Brands, Inc.	1,000	19,050
Boyd Gaming Corporation (a)	100	1,891
Buffalo Wild Wings, Inc. (a)	20	2,908
Caesars Acquisition Company - Class A (a)	900	8,946
Carrols Restaurant Group, Inc. (a)	300	3,636
Century Casinos, Inc. (a)	1,300	7,410
Golden Entertainment, Inc. (a)	100	1,226
J. Alexander's Holdings, Inc. (a)	200	2,080
Lindblad Expeditions Holdings, Inc. (a)	200	2,000
Potbelly Corporation (a)	300	3,966
Ruby Tuesday, Inc. (a)	2,800	10,864
Scientific Games Corporation - Class A (a)	1,000	9,790
		73,767
Household Durables - 1.2%
Flexsteel Industries, Inc.	50	2,045
Hooker Furniture Corporation	100	2,419
La-Z-Boy, Inc.	250	6,620

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Consumer Discretionary - 18.0% (Continued)
Household Durables - 1.2% (Continued)
Tempur Sealy International, Inc. (a)	220	$12,808
		23,892
Internet & Catalog Retail - 0.1%
Duluth Holdings, Inc. - Class B (a)	100	2,650

Leisure Products - 0.1%
MCBC Holdings, Inc. (a)	200	3,076

Media - 4.2%
Discovery Communications, Inc. - Series A (a)	1,050	29,243
DISH Network Corporation - Class A (a)	50	2,495
Lee Enterprises, Inc. (a)	3,300	6,435
MSG Networks, Inc. - Class A (a)	900	15,579
New York Times Company (The) - Class A	300	3,627
Starz - Series A (a)	500	13,500
TEGNA, Inc.	200	4,592
Tribune Publishing Company	500	5,860
Viacom, Inc. - Class B	100	4,437
		85,768
Multiline Retail - 0.3%
Big Lots, Inc.	130	6,799

Specialty Retail - 4.7%
Aaron's, Inc.	100	2,510
American Eagle Outfitters, Inc.	200	3,128
Barnes & Noble, Inc.	500	5,815
Citi Trends, Inc.	600	9,330
Express, Inc. (a)	600	8,724
Finish Line, Inc. (The) - Class A	400	7,252
Francesca's Holdings Corporation (a)	1,500	15,630
Haverty Furniture Companies, Inc.	200	3,718
Kirkland's, Inc.	500	6,645
Michaels Companies, Inc. (The) (a)	150	4,396
Pier 1 Imports, Inc.	1,100	6,160
Rent-A-Center, Inc.	300	3,951
Shoe Carnival, Inc.	300	6,990
Tilly's, Inc. - Class A (a)	200	1,180

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Consumer Discretionary - 18.0% (Continued)
Specialty Retail - 4.7% (Continued)
Zumiez, Inc. (a)	800	$11,904
		97,333
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	500	4,920
Deckers Outdoor Corporation (a)	100	5,259
Fossil Group, Inc. (a)	140	3,902
Movado Group, Inc.	500	10,260
		24,341
Consumer Staples - 3.4%
Food & Staples Retailing - 1.2%
SpartanNash Company	250	7,428
SUPERVALU, Inc. (a)	1,500	6,945
Weis Markets, Inc.	200	10,034
		24,407
Food Products - 0.8%
Darling Ingredients, Inc. (a)	400	6,140
Dean Foods Company	200	3,656
Flowers Foods, Inc.	200	3,750
Seneca Foods Corporation - Class A (a)	100	3,122
		16,668
Household Products - 0.8%
HRG Group, Inc. (a)	400	5,252
Oil-Dri Corporation of America	350	11,378
		16,630
Personal Products - 0.6%
Avon Products, Inc.	700	2,730
Medifast, Inc.	200	6,382
Natural Alternatives International, Inc. (a)	200	2,466
		11,578
Energy - 2.8%
Energy Equipment & Services - 0.5%
Dawson Geophysical Company (a)	400	2,888
PHI, Inc. (a)	200	3,420
RigNet, Inc. (a)	300	3,729
		10,037
Oil, Gas & Consumable Fuels - 2.3%
Apache Corporation	60	3,428

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Energy - 2.8% (Continued)
Oil, Gas & Consumable Fuels - 2.3% (Continued)
Chesapeake Energy Corporation (a)	900	$3,861
EP Energy Corporation - Class A (a)	100	565
HollyFrontier Corporation	150	4,014
Marathon Oil Corporation	400	5,228
Murphy Oil Corporation	250	7,727
ONEOK, Inc.	150	6,488
SemGroup Corporation - Class A	300	9,537
Western Refining, Inc.	300	6,372
		47,220
Financials - 1.0%
Capital Markets - 0.2%
Charles Schwab Corporation (The)	50	1,529
Financial Engines, Inc.	100	2,764
		4,293
Consumer Finance - 0.5%
LendingClub Corporation (a)	2,000	9,520
OneMain Holdings, Inc. (a)	50	1,563
		11,083
Diversified Financial Services - 0.1%
Texas Pacific Land Trust	10	1,700

Insurance - 0.1%
Genworth Financial, Inc. - Class A (a)	500	1,850

Real Estate Management & Development - 0.1%
Realogy Holdings Corporation (a)	50	1,640

Health Care - 21.9%
Biotechnology - 9.1%
AbbVie, Inc.	100	6,293
Acorda Therapeutics, Inc. (a)	350	9,957
Alexion Pharmaceuticals, Inc. (a)	30	4,527
Anacor Pharmaceuticals, Inc. (a)	100	9,930
ARIAD Pharmaceuticals, Inc. (a)	400	3,540
ArQule, Inc. (a)	100	176
Athersys, Inc. (a)	2,100	4,830
Biogen, Inc. (a)	10	2,897

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Health Care - 21.9% (Continued)
Biotechnology - 9.1% (Continued)
BioSpecifics Technologies Corporation (a)	50	$1,877
Celator Pharmaceuticals, Inc. (a)	100	3,008
Celgene Corporation (a)	40	4,221
Cepheid (a)	250	7,003
Emergent BioSolutions, Inc. (a)	100	4,388
FibroGen, Inc. (a)	200	3,732
Genomic Health, Inc. (a)	400	10,720
Gilead Sciences, Inc.	20	1,741
Halozyme Therapeutics, Inc. (a)	800	8,048
Incyte Corporation (a)	20	1,688
Ironwood Pharmaceuticals, Inc. (a)	1,200	14,988
Lexicon Pharmaceuticals, Inc. (a)	300	4,263
Ligand Pharmaceuticals, Inc. (a)	20	2,392
Medivation, Inc. (a)	240	14,510
Myriad Genetics, Inc. (a)	200	6,778
Neurocrine Biosciences, Inc. (a)	50	2,483
Progenics Pharmaceuticals, Inc. (a)	1,400	7,035
Raptor Pharmaceutical Corporation (a)	200	1,106
Regeneron Pharmaceuticals, Inc. (a)	10	3,989
Repligen Corporation (a)	150	3,594
Retrophin, Inc. (a)	200	3,556
Rigel Pharmaceuticals, Inc. (a)	200	516
Seattle Genetics, Inc. (a)	210	8,490
Spectrum Pharmaceuticals, Inc. (a)	2,100	15,729
United Therapeutics Corporation (a)	40	4,763
Vertex Pharmaceuticals, Inc. (a)	40	3,726
		186,494
Health Care Equipment & Supplies - 3.7%
AngioDynamics, Inc. (a)	1,800	21,618
Cutera, Inc. (a)	300	3,144
Electromed, Inc. (a)	400	1,684
Exactech, Inc. (a)	150	3,702
FONAR Corporation (a)	100	1,592
Halyard Health, Inc. (a)	450	13,990
Hill-Rom Holdings, Inc.	60	2,948
Hologic, Inc. (a)	450	15,485
Insulet Corporation (a)	100	3,002

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Health Care - 21.9% (Continued)
Health Care Equipment & Supplies - 3.7% (Continued)
Invacare Corporation	900	$9,630
		76,795
Health Care Providers & Services - 5.3%
Aceto Corporation	400	8,924
Alliance HealthCare Services, Inc. (a)	400	2,900
AmSurg Corporation (a)	80	5,983
BioTelemetry, Inc. (a)	400	6,968
Ensign Group, Inc. (The)	100	1,985
Express Scripts Holding Company (a)	120	9,066
Five Star Quality Care, Inc. (a)	1,200	2,412
HealthSouth Corporation	50	2,016
HMS Holdings Corporation (a)	500	8,263
Kindred Healthcare, Inc.	600	7,122
Magellan Health, Inc. (a)	180	11,925
National HealthCare Corporation	180	11,147
National Research Corporation - Class A	585	8,015
Select Medical Holdings Corporation (a)	900	11,403
Trupanion, Inc. (a)	700	10,584
		108,713
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	400	5,396
IMS Health Holdings, Inc. (a)	300	7,833
Press Ganey Holdings, Inc. (a)	100	3,403
Quality Systems, Inc.	400	5,084
Simulations Plus, Inc.	200	1,528
		23,244
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	50	2,294
Bruker Corporation	150	3,960
Charles River Laboratories International, Inc. (a)	40	3,437
INC Research Holdings, Inc. - Class A (a)	50	2,176
PerkinElmer, Inc.	80	4,380
VWR Corporation (a)	150	4,329
		20,576
Pharmaceuticals - 1.7%
Akorn, Inc. (a)	50	1,494
Corcept Therapeutics, Inc. (a)	1,200	7,140

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Health Care - 21.9% (Continued)
Pharmaceuticals - 1.7% (Continued)
Depomed, Inc. (a)	200	$4,086
Merck & Company, Inc.	60	3,376
Nektar Therapeutics (a)	100	1,544
Prestige Brands Holdings, Inc. (a)	320	17,293
		34,933
Industrials - 16.0%
Aerospace & Defense - 2.0%
Moog, Inc. - Class A (a)	150	8,089
National Presto Industries, Inc.	80	7,152
Teledyne Technologies, Inc. (a)	70	6,869
Triumph Group, Inc.	300	11,319
Vectrus, Inc. (a)	350	8,894
		42,323
Airlines - 0.4%
Allegiant Travel Company	50	6,951
Hawaiian Holdings, Inc. (a)	50	2,023
		8,974
Building Products - 0.9%
Continental Building Products, Inc. (a)	400	9,164
Insteel Industries, Inc.	100	2,772
TopBuild Corporation (a)	100	3,614
Trex Company, Inc. (a)	50	2,258
		17,808
Commercial Services & Supplies - 2.9%
ARC Document Solutions, Inc. (a)	1,200	5,088
Brady Corporation - Class A	300	9,537
Deluxe Corporation	80	5,210
Ennis, Inc.	200	3,652
Kimball International, Inc. - Class B	1,651	19,317
Quad/Graphics, Inc.	300	5,763
R.R. Donnelley & Sons Company	200	3,258
SP Plus Corporation (a)	100	2,232
West Corporation	300	6,330
		60,387
Construction & Engineering - 0.4%
EMCOR Group, Inc.	50	2,377

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Industrials - 16.0% (Continued)
Construction & Engineering - 0.4% (Continued)
Jacobs Engineering Group, Inc. (a)	110	$5,576
		7,953
Electrical Equipment - 1.9%
Allied Motion Technologies, Inc.	200	4,556
Belden, Inc.	100	6,467
EnerSys	40	2,405
General Cable Corporation	1,830	24,998
		38,426
Machinery - 4.6%
Altra Industrial Motion Corporation	150	4,056
Columbus McKinnon Corporation	100	1,498
Commercial Vehicle Group, Inc. (a)	1,652	6,112
Federal Signal Corporation	1,500	19,515
Gencor Industries, Inc. (a)	200	2,972
Hurco Companies, Inc.	250	8,057
ITT, Inc.	60	2,131
Kadant, Inc.	130	6,469
Lydall, Inc. (a)	100	3,786
Manitowoc Company, Inc. (The)	2,100	11,970
Meritor, Inc. (a)	400	3,536
Navistar International Corporation (a)	300	3,375
Rexnord Corporation (a)	300	6,222
Sun Hydraulics Corporation	150	4,390
Supreme Industries, Inc. - Class A	400	5,280
Timken Company (The)	50	1,663
Wabash National Corporation (a)	200	2,836
		93,868
Professional Services - 1.3%
Acacia Research Corporation	2,000	10,320
Insperity, Inc.	60	4,318
On Assignment, Inc. (a)	50	1,884
Resources Connection, Inc.	600	9,348
		25,870
Road & Rail - 1.0%
Covenant Transportation Group, Inc. - Class A (a)	100	2,134
Hertz Global Holdings, Inc. (a)	250	2,423
Swift Transportation Company (a)	300	4,674

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Industrials - 16.0% (Continued)
Road & Rail - 1.0% (Continued)
YRC Worldwide, Inc. (a)	1,300	$11,973
		21,204
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc.	200	3,844

Transportation Infrastructure - 0.4%
Wesco Aircraft Holdings, Inc. (a)	600	8,454

Information Technology - 22.4%
Communications Equipment - 1.7%
ARRIS International plc (a)	250	6,025
Bel Fuse, Inc. - Class B	100	1,808
Comtech Telecommunications Corporation	150	3,456
Digi International, Inc. (a)	500	5,520
Extreme Networks, Inc. (a)	1,100	4,059
NETGEAR, Inc. (a)	50	2,250
Polycom, Inc. (a)	1,000	12,000
		35,118
Electronic Equipment, Instruments & Components - 1.2%
Itron, Inc. (a)	150	6,607
Knowles Corporation (a)	200	2,924
OSI Systems, Inc. (a)	60	3,197
QLogic Corporation (a)	500	6,930
Zebra Technologies Corporation - Class A (a)	100	5,311
		24,969
Internet Software & Services - 2.8%
DHI Group, Inc. (a)	1,600	11,280
Marchex, Inc. - Class B (a)	1,107	3,686
Marin Software, Inc. (a)	3,000	7,080
MeetMe, Inc. (a)	1,400	5,292
Monster Worldwide, Inc. (a)	1,200	3,180
NIC, Inc.	400	7,940
QuinStreet, Inc. (a)	1,600	5,920
Stamps.com, Inc. (a)	20	1,820
Travelzoo, Inc. (a)	700	5,670
Web.com Group, Inc. (a)	300	5,091

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Information Technology - 22.4% (Continued)
Internet Software & Services - 2.8% (Continued)
XO Group, Inc. (a)	100	$1,693
		58,652
IT Services - 5.4%
Convergys Corporation	600	16,914
CSG Systems International, Inc.	150	6,376
DST Systems, Inc.	40	4,837
EVERTEC, Inc.	600	9,186
Hackett Group, Inc. (The)	100	1,462
Higher One Holdings, Inc. (a)	600	2,256
Lionbridge Technologies, Inc. (a)	1,300	5,655
ManTech International Corporation - Class A	100	3,593
MAXIMUS, Inc.	100	5,765
MoneyGram International, Inc. (a)	300	1,947
NCI, Inc. - Class A	300	3,879
NeuStar, Inc. - Class A (a)	850	20,018
Teradata Corporation (a)	250	7,085
Unisys Corporation (a)	1,400	11,816
VeriFone Systems, Inc. (a)	400	10,560
		111,349
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (a)	150	5,726
Alpha & Omega Semiconductor Ltd. (a)	700	9,583
Cirrus Logic, Inc. (a)	100	3,600
IXYS Corporation	300	3,273
MaxLinear, Inc. - Class A (a)	200	4,144
NeoPhotonics Corporation (a)	200	1,802
ON Semiconductor Corporation (a)	900	8,793
Synaptics, Inc. (a)	80	5,426
Teradyne, Inc.	700	13,867
Texas Instruments, Inc.	100	6,060
		62,274
Software - 7.8%
ACI Worldwide, Inc. (a)	250	5,165
American Software, Inc. - Class A	500	4,820
Aspen Technology, Inc. (a)	50	1,906
Barracuda Networks, Inc. (a)	400	6,884
BSQUARE Corporation (a)	1,900	10,070

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Information Technology - 22.4% (Continued)
Software - 7.8% (Continued)
CA, Inc.	50	$1,616
CDK Global, Inc.	140	7,742
Ebix, Inc.	50	2,261
Epiq Systems, Inc.	650	9,899
Fair Isaac Corporation	40	4,457
Infoblox, Inc. (a)	100	1,881
Interactive Intelligence Group, Inc. (a)	150	6,185
Intuit, Inc.	220	23,465
Jive Software, Inc. (a)	1,800	6,840
Manhattan Associates, Inc. (a)	20	1,319
MicroStrategy, Inc. - Class A (a)	50	9,327
Monotype Imaging Holdings, Inc.	200	4,776
NetSol Technologies, Inc. (a)	400	2,380
Pegasystems, Inc.	150	3,956
PTC, Inc. (a)	160	5,718
QAD, Inc. - Class A	500	9,395
Rovi Corporation (a)	300	5,043
SeaChange International, Inc. (a)	4,200	13,902
Synchronoss Technologies, Inc. (a)	50	1,764
TiVo, Inc. (a)	500	4,975
Verint Systems, Inc. (a)	50	1,650
Xura, Inc. (a)	100	2,482
		159,878
Technology Hardware, Storage & Peripherals - 0.5%
HP, Inc.	700	9,366

Materials - 8.0%
Chemicals - 4.3%
Axiall Corporation	300	6,987
Chase Corporation	340	19,972
FutureFuel Corporation	800	8,904
KMG Chemicals, Inc.	100	2,148
OMNOVA Solutions, Inc. (a)	1,411	9,722
PolyOne Corporation	100	3,747
Rayonier Advanced Materials, Inc.	200	2,592
Stepan Company	120	6,923
Tredegar Corporation	700	11,375

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Materials - 8.0% (Continued)
Chemicals - 4.3% (Continued)
Trinseo S.A. (a)	350	$16,481
		88,851
Construction Materials - 1.0%
Headwaters, Inc. (a)	300	5,697
United States Lime & Minerals, Inc.	260	13,907
		19,604
Containers & Packaging - 1.5%
AEP Industries, Inc.	140	8,401
Greif, Inc. - Class A	650	23,309
		31,710
Metals & Mining - 0.9%
Handy & Harman Ltd. (a)	100	2,500
Materion Corporation	500	12,095
Reliance Steel & Aluminum Company	40	2,974
		17,569
Paper & Forest Products - 0.3%
Clearwater Paper Corporation (a)	100	6,261

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.2%
CenturyLink, Inc.	150	4,068
FairPoint Communications, Inc. (a)	600	8,130
Verizon Communications, Inc.	160	8,144
Vonage Holdings Corporation (a)	1,000	4,610
		24,952

Total Common Stocks – 94.7% (Cost $1,820,336)		$1,949,148

Other Assets in Excess of Liabilities – 5.3%		109,562

Net Assets - 100.0%		$2,058,710

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

1.	Securities Valuation

Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2016:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$2,246,358	$-	$-	$2,246,358

Alambic Small Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,949,148	$-	$-	$1,949,148

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of May 31, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2016:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund

Tax cost of portfolio investments	$2,059,764	$1,825,217

Gross unrealized appreciation	$224,646	$160,684
Gross unrealized depreciation	(38,052)	(36,753)

Net unrealized appreciation	$186,594	$123,931

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2016, Alambic Small Cap Value Plus Fund had 28.8% of the value of its net assets invested in stocks within the Financials sector.

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCKS — 95.9%	Shares	Value

Consumer Discretionary — 17.7%
Auto Components - 2.5%
Johnson Controls, Inc.	20,950	$924,943

Hotels, Resturants & Leisure - 1.8%
InterContinental Hotels Group plc - ADR	17,342	671,296

Household Durables - 1.5%
Leggett & Platt, Inc.	10,490	527,227

Media - 8.2%
Comcast Corporation - Class A	22,530	1,426,149
Sky plc (a)	64,310	897,590
WPP plc (a)	28,595	659,450
		2,983,189
Specialty Retail - 1.9%
Home Depot, Inc. (The)	5,175	683,721

Textiles, Apparel & Luxury Goods - 1.8%
Christian Dior SE (a)	3,905	637,270

Consumer Staples — 12.6%
Beverages - 1.9%
Diageo plc - ADR	6,307	688,283

Food & Staples Retailing - 3.8%
Walgreens Boots Alliance, Inc.	6,500	503,100
Wal-Mart Stores, Inc.	12,689	898,127
		1,401,227
Food Products - 6.9%
Danone SA (a)	11,700	821,955
Nestlé SA - ADR	9,225	681,728
Unilever plc - ADR	21,985	1,001,637
		2,505,320
Energy — 9.9%
Energy Equipment & Services - 1.9%
Schlumberger Ltd.	9,016	687,921

Oil, Gas & Consumable Fuels - 8.0%
BP plc - ADR	24,450	767,730
Enterprise Products Partners, L.P.	28,300	785,608
Spectra Energy Partners, L.P.	14,300	642,642
Valero Energy Corporation	12,750	697,425
		2,893,405

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.9% (Continued)	Shares	Value

Financials — 13.8%
Banks - 4.0%
Wells Fargo & Company	28,695	$1,455,410

Capital Markets - 2.1%
Bank of New York Mellon Corporation (The)	18,055	759,393

Insurance - 5.8%
Allianz SE (a)	5,140	839,499
Chubb Ltd.	10,040	1,271,164
		2,110,663
Real Estate Investment Trusts (REITs) - 1.9%
National Health Investors, Inc.	9,900	691,317

Health Care — 10.3%
Health Care Equipment & Supplies- 2.6%
Abbott Laboratories	24,155	957,263

Pharmaceuticals - 7.7%
Johnson & Johnson	6,280	707,693
Novartis AG - ADR	11,380	904,824
Pfizer, Inc.	34,300	1,190,210
		2,802,727
Industrials — 10.7%
Air Freight & Logistics - 5.3%
C.H. Robinson Worldwide, Inc.	12,125	909,133
United Parcel Service, Inc. - Class B	9,780	1,008,220
		1,917,353
Electrical Equipment - 2.4%
Eaton Corporation plc	14,109	869,538

Machinery - 3.0%
Stanley Black & Decker, Inc.	9,565	1,082,567

Information Technology — 13.0%
IT Services - 5.1%
Accenture plc - Class A	7,690	914,879
Amadeus IT Holding SA - A Shares (a)	20,000	925,978
		1,840,857
Semiconductors & Semiconductor Equipment - 3.9%
QUALCOMM, Inc.	13,200	724,944
Texas Instruments, Inc.	11,490	696,294
		1,421,238

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.9% (Continued)	Shares	Value

Information Technology — 13.0% (Continued)
Software - 2.2%
Microsoft Corporation	15,230	$807,190

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	6,620	661,073

Materials — 2.3%
Chemicals - 2.3%
Dow Chemical Company (The)	16,290	836,654

Telecommunication Services — 5.6%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	17,015	866,064

Wireless Telecommunication Services - 3.2%
Vodafone Group plc - ADR	33,950	1,153,961

Total Common Stocks (Cost $33,262,572)		$34,837,070

MONEY MARKET FUNDS — 4.5%	Shares	Value

First American Government Obligations Fund - Class Z, 0.207% (b) (Cost $1,614,615)	1,614,615	$1,614,615

Total Investments at Value — 100.4% (Cost $34,877,187)		$36,451,685

Liabilities in Excess of Other Assets — (0.4%)		(133,513)

Net Assets — 100.0%		$36,318,172

ADR - American Depositary Receipt

(a)	Fair value priced (Note 1). Fair valued securities totaled $4,781,742 at May 31, 2016, representing 13.2% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2016.

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
May 31, 2016 (Unaudited)

Country	Values	% of Net Assets

United States	$20,442,367	56.3%
United Kingdom	5,180,497	14.3%
Switzerland	2,857,716	7.9%
Ireland	1,784,417	4.9%
France	1,459,225	4.0%
Spain	925,978	2.5%
Germany	839,499	2.3%
Netherlands	687,921	1.9%
Jersey	659,450	1.8%
	$34,837,070	95.9%

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

1.	Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The Fund generally values its listed securities based on the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities. Foreign securities, which are securities that are principally traded in non-U.S. markets that may close at different times than U.S. markets, are fair valued and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Foreign securities actively traded in non-U.S. markets are classified as Level 2 despite the availability of closing prices because such securities are fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

	Level 1	Level 2	Level 3	Total

Common Stocks	$30,055,328	$4,781,742	$-	$34,837,070
Money Market Funds	1,614,615	-	-	1,614,615
Total	$31,669,943	$4,781,742	$-	$36,451,685

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of May 31, 2016, the Fund did not have any transfers between Levels. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2016:

Tax cost of portfolio investments	$34,866,431

Gross unrealized appreciation	$2,427,505
Gross unrealized depreciation	(842,251)

Net unrealized appreciation	$1,585,254

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund and the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4.	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the United States Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar-denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCKS - 72.1%	Shares	Value
Consumer Discretionary - 3.6%
Automobiles - 2.6%
Tata Motors Ltd. - ADR (a)	1,000	$33,490

Internet & Catalog Retail - 1.0%
E-Commerce China Dangdang, Inc. - Class A - ADR (a)	2,000	12,540

Energy - 13.7%
Oil, Gas & Consumable Fuels - 13.7%
China Petroleum & Chemical Corporation - ADR	500	34,125
CNOOC Ltd. - ADR	300	35,832
PetroChina Company Ltd. - ADR	200	13,704
Sasol Ltd. - ADR	1,000	30,210
YPF S.A. - ADR	3,000	62,730
		176,601
Financials - 4.0%
Banks - 1.4%
ICICI Bank Ltd. - ADR	2,500	17,975

Insurance - 2.6%
China Life Insurance Company Ltd. - ADR	3,000	33,540

Health Care - 6.8%
Pharmaceuticals - 6.8%
Dr. Reddy's Laboratories Ltd. - ADR (b)	1,300	61,308
Teva Pharmaceutical Industries Ltd. - ADR	500	25,935
		87,243
Industrials - 3.2%
Building Products - 3.2%
CEMEX, S.A.B. de C.V. - ADR (a)	6,500	41,340

Information Technology - 15.1%
Internet Software & Services - 6.1%
Alibaba Group Holding Ltd. - ADR (a)	300	24,600
NetEase, Inc. - ADR	300	53,352
		77,952

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 72.1% (Continued)	Shares	Value
Information Technology - 15.1% (Continued)
Semiconductors & Semiconductor Equipment - 9.0%
Petrobras Argentina S.A. - ADR	7,000	$43,680
Siliconware Precision Industries Company Ltd. - ADR	4,000	32,080
Trina Solar Ltd. - ADR (a)	5,000	40,150
		115,910
Materials - 16.8%
Chemicals - 7.9%
Braskem S.A. - ADR	4,000	46,400
Sociedad Quimica y Minera de Chile S.A. - ADR	2,500	54,900
		101,300
Metals & Mining - 4.6%
AngloGold Ashanti Ltd. - ADR (a)	2,000	26,860
Gold Fields Ltd. - ADR	9,000	31,680
		58,540
Paper & Forest Products - 4.3%
Fibria Celulose S.A. - ADR (b)	6,000	55,680

Telecommunication Services - 8.9%
Diversified Telecommunication Services - 4.5%
Telecom Argentina S.A. - ADR	2,000	35,140
Telefonica Brasil S.A. - ADR	2,000	23,040
		58,180
Wireless Telecommunication Services - 4.4%
China Mobile Ltd. - ADR	1,000	56,450

Total Common Stocks (Cost $861,508)		$926,741

EXCHANGE-TRADED FUNDS - 9.2%	Shares	Value
Deutsche X-Trackers CSI 300 China A-Shares ETF	1,000	$24,220
iShares China Large-Cap ETF	1,500	50,475
iShares MSCI Brazil Capped ETF	500	12,720
iShares MSCI Emerging Markets ETF	500	16,565

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
EXCHANGE-TRADED FUNDS - 9.2% (Continued)	Shares	Value
iShares MSCI India ETF	500	$13,815
Total Exchange-Traded Funds (Cost $118,708)		$117,795

PURCHASED OPTION CONTRACTS - 0.7%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.6%
iShares China Large-Cap ETF	06/17/16	$32.00	35	$6,685
iShares MSCI Emerging Markets Index Fund	06/17/16	32.50	10	980
ProShares Trust Ultra VIX Short-Term Futures ETF	06/17/16	20.00	20	320
				7,985
Put Option Contracts - 0.1%
iShares Russell 2000 Index Fund	06/17/16	106.00	25	325
iShares Russell 2000 Index Fund	06/17/16	110.00	10	340
iShares Russell 2000 Index Fund	07/15/16	110.00	5	650
				1,315

Total Purchased Option Contracts (Cost $17,131)				$9,300

U.S. TREASURY OBLIGATIONS - 11.6%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (b) (Cost $149,805)	11/03/16	0.305	%(c)	$150,000	$149,712

Total Investments at Value - 93.6% (Cost $1,147,152)					$1,203,548

Other Assets in Excess of Liabilities (d) - 6.4%					81,669

Net Assets - 100.0%					$1,285,217

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
May 31, 2016 (Unaudited)

Country	Value	% of Net Assets
Argentina	$141,550	11.0%
China	138,321	10.8%
Brazil	125,120	9.7%
India	112,773	8.8%
Hong Kong	92,282	7.2%
South Africa	88,750	6.9%
Chile	54,900	4.3%
Mexico	41,340	3.2%
Cayman Islands	40,150	3.1%
United States	33,540	2.6%
Taiwan Province of China	32,080	2.5%
Israel	25,935	2.0%
	$926,741	72.1%

See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2016 (Unaudited)

COMMON STOCKS - 14.7%	Shares	Value
Financials - 1.4%
Banks - 1.4%
Grupo Financiero Santander México, S.A.B. de C.V. - Class B - ADR	2,000	$18,060

Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,500	37,080

Telecommunication Services - 10.4%
Diversified Telecommunication Services - 10.4%
Chunghwa Telecom Company Ltd. - ADR	2,000	67,820
Mobile TeleSystems PJSC - ADR	5,000	43,800
PT Telekomunikasi Indonesia Persero Tbk - ADR	400	21,980
		133,600

Total Common Stocks (Proceeds $173,048)		$188,740

EXCHANGE-TRADED FUNDS - 19.0%	Shares	Value
iShares JPMorgan USD Emerging Markets Bond ETF	500	$55,490
iShares MSCI EAFE ETF	500	29,190
iShares MSCI Hong Kong ETF	2,000	39,500
iShares MSCI Singapore ETF	2,000	20,840
iShares MSCI South Korea Capped ETF	2,000	99,520
Total Exchange-Traded Funds (Proceeds $237,321)		$244,540

Total Securities Sold Short - 33.7% (Proceeds $410,369)		$433,280

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SUMMARY OF COMMON STOCKS SOLD SHORT BY COUNTRY
May 31, 2016 (Unaudited)

Country	Value	% of Net Assets
Taiwan Province of China	$104,900	8.2%
Russian Federation	43,800	3.4%
Indonesia	21,980	1.7%
Mexico	18,060	1.4%
	$188,740	14.7%

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
May 31, 2016 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
iShares Russell 2000 Index Fund	06/17/16	$115.00	5	$745	$311
ProShares Trust Ulta VIX Short-Term Futures ETF	06/17/16	30.00	20	160	2,284
				905	2,595
Put Option Contracts
iShares MSCI Emerging Markets Index Fund	06/17/16	30.50	10	60	371
iShares MSCI Mexico Investable Market Index Fund	06/17/16	48.00	10	200	701
				260	1,072

Total Written Option Contracts				$1,165	$3,667

See accompanying notes to Schedules of Investments.

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCKS - 79.7%	Shares	Value
Consumer Discretionary - 25.5%
Automobiles - 0.6%
Fiat Chrysler Automobiles N.V.	1,000	$7,170

Diversified Consumer Services - 1.5%
Apollo Education Group, Inc. (a)	2,000	18,380

Household Durables - 0.0% (b)
Newell Brands, Inc.	1	19

Media - 17.2%
Carmike Cinemas, Inc. (a)	1,500	44,820
Media General, Inc. (a)	4,000	71,360
Rizzoli Corriere Della Sera Mediagroup SpA (a)	68	58
Starz - Series A (a)	1,000	27,000
Time Warner, Inc.	500	37,830
Tribune Publishing Company	2,400	28,128
		209,196
Multiline Retail - 3.4%
Kohl's Corporation	600	21,624
Macy's, Inc.	600	19,926
		41,550
Specialty Retail - 2.8%
Cabela's, Inc. (a)	700	33,992

Consumer Staples - 4.7%
Food & Staples Retailing - 2.7%
Rite Aid Corporation (a)	3,000	23,100
SUPERVALU, Inc. (a)	2,000	9,260
		32,360
Tobacco - 2.0%
Reynolds American, Inc.	500	24,850

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Apache Corporation	200	11,428

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 79.7% (Continued)	Shares	Value
Energy - 2.7% (Continued)
Oil, Gas & Consumable Fuels - 2.7% (Continued)
Northern Tier Energy, L.P. (a)	1,000	$21,300
		32,728
Health Care - 13.3%
Biotechnology - 10.0%
ACADIA Pharmaceuticals, Inc. (a)	400	14,172
Baxalta, Inc.	1,000	45,230
Celgene Corporation (a)	200	21,104
Heron Therapeutics, Inc. (a)	500	10,700
Medivation, Inc. (a)	400	24,184
Novavax, Inc. (a)	1,000	6,090
		121,480
Health Care Equipment & Supplies - 1.1%
Alere, Inc. (a)	300	12,885

Pharmaceuticals - 2.2%
Endo International plc (a)	400	6,324
Marinus Pharmaceuticals, Inc. (a)	2,000	11,200
Perrigo Company plc	100	9,584
		27,108
Industrials - 5.5%
Aerospace & Defense - 2.5%
United Technologies Corporation (c)	300	30,174

Airlines - 1.8%
Virgin America, Inc. (a)	400	22,392

Machinery - 1.2%
Terex Corporation	700	14,826

Information Technology - 13.6%
Electronic Equipment, Instruments & Components - 2.0%
Ingram Micro, Inc. - Class A	700	24,241

Internet Software & Services - 4.0%
Yahoo!, Inc. (a)	1,300	49,322

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 79.7% (Continued)	Shares	Value
Information Technology - 13.6% (Continued)
Semiconductors & Semiconductor Equipment - 4.5%
Marvell Technology Group Ltd.	1,000	$10,230
Micron Technology, Inc. (a)	3,500	44,520
		54,750
Technology Hardware, Storage & Peripherals - 3.1%
Lexmark International, Inc. - Class A	1,000	37,860
Western Digital Corporation	1	22
		37,882
Materials - 10.6%
Chemicals - 10.6%
Axiall Corporation	1,500	34,935
Ferro Corporation (a)	2,500	34,575
Monsanto Company (d)	100	11,247
Syngenta AG - ADR	200	15,778
Valspar Corporation (The)	300	32,496
		129,031
Utilities - 3.8%
Gas Utilities - 3.8%
AGL Resources, Inc.	700	46,060

Total Common Stocks (Cost $940,156)		$970,396

PURCHASED OPTION CONTRACTS - 2.4%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.3%
LinkedIn Corporation	06/17/16	$150.00	7	$350
Micron Technology, Inc.	07/15/16	10.00	25	7,225
Micron Technology, Inc.	07/15/16	13.00	25	1,950
Monsanto Company	07/15/16	95.00	10	18,250
United Technologies Corporation	07/15/16	105.00	10	560
				28,335

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS - 2.4% (Continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 0.1%
iShares Russell 2000 Index Fund	06/17/16	$110.00	10	$340
iShares Russell 2000 Index Fund	07/15/16	110.00	5	650
SPDR® S&P® 500 ETF Trust	06/17/16	205.00	3	279
				1,269

Total Purchased Option Contracts (Cost $11,821)				$29,604

U.S. TREASURY OBLIGATIONS - 12.3%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (c) (Cost $149,805)	11/03/16	0.305	%(e)	$150,000	$149,712

Total Investments at Value - 94.4% (Cost $1,101,782)					$1,149,712

Other Assets in Excess of Liabilities (f) - 5.6%					67,963

Net Assets - 100.0%					$1,217,675

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Security partially covers a written call option.
(e)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to Schedules of Investments.

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2016 (Unaudited)

COMMON STOCKS - 5.4%	Shares	Value
Consumer Discretionary - 2.2%
Media - 2.2%
Nexstar Broadcasting Group, Inc. - Class A	500	$26,610

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Western Refining, Inc.	300	6,372

Health Care - 2.7%
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Company	200	14,340
Shire plc - ADR	100	18,616
		32,956

Total Common Stocks (Proceeds $57,831)		$65,938

EXCHANGE-TRADED FUNDS - 3.9%	Shares	Value
Energy Select Sector SPDR® Fund (The)	200	$13,374
VanEck Vectors Semiconductors ETF	600	34,140
Total Exchange-Traded Funds (Proceeds $40,714)		$47,514

Total Securities Sold Short - 9.3% (Proceeds $98,545)		$113,452

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
May 31, 2016 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
iShares Russell 2000 Index Fund	06/17/16	$115.00	5	$745	$312
Monsanto Company	07/15/16	105.00	10	10,000	522
				10,745	834
Put Option Contracts
Endo International plc	10/21/16	15.00	5	1,325	1,471
iPath S&P® 500 VIX Short-Term Futures ETN	06/17/16	15.00	10	1,840	762
Micron Technology, Inc.	07/15/16	8.00	25	100	1,006
SPDR® S&P 500® ETF Trust	06/17/16	190.00	3	24	296
				3,289	3,535

Total Written Option Contracts				$14,034	$4,369

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCKS - 79.4%	Shares	Value
Consumer Discretionary - 2.6%
Automobiles - 0.6%
Fiat Chrysler Automobiles N.V.	1,000	$7,170

Hotels, Restaurants & Leisure - 2.0%
McDonald's Corporation	200	24,412

Media - 0.0% (a)
Rizzoli Corriere Della Sera Mediagroup SpA (b)	68	57

Energy - 7.8%
Energy Equipment & Services - 1.3%
Oceaneering International, Inc.	500	16,530

Oil, Gas & Consumable Fuels - 6.5%
DHT Holdings, Inc.	8,000	43,680
Gener8 Maritime, Inc. (b)	5,000	36,150
		79,830
Financials - 1.1%
Banks - 1.1%
Citigroup, Inc.	300	13,971

Health Care - 16.8%
Biotechnology - 11.3%
ACADIA Pharmaceuticals, Inc. (b)	400	14,172
Amgen, Inc.	200	31,590
Biogen, Inc. (b)	100	28,973
Celgene Corporation (b)	300	31,656
Gilead Sciences, Inc.	300	26,118
Novavax, Inc. (b)	1,000	6,090
		138,599
Pharmaceuticals - 5.5%
GlaxoSmithKline plc - ADR	500	21,185
Marinus Pharmaceuticals, Inc. (b)	2,000	11,200
Mylan N.V. (b)	600	26,004

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 79.4% (Continued)	Shares	Value
Health Care - 16.8% (Continued)
Pharmaceuticals - 5.5% (Continued)
Perrigo Company plc	100	$9,584
		67,973
Industrials - 2.5%
Airlines - 2.2%
JetBlue Airways Corporation (b)	1,500	26,895

Marine - 0.3%
Star Bulk Carriers Corporation (b)	5,000	4,046

Information Technology - 27.6%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,000	29,050

Electronic Equipment, Instruments & Components - 2.5%
Corning, Inc.	1,500	31,335

Semiconductors & Semiconductor Equipment - 14.7%
Canadian Solar, Inc. (b)	2,500	46,700
Cypress Semiconductor Corporation	1,000	10,630
Intel Corporation	700	22,113
Micron Technology, Inc. (b)	4,500	57,240
SolarEdge Technologies, Inc. (b)	800	17,480
SunPower Corporation (b)	1,500	26,295
		180,458
Software - 2.1%
Microsoft Corporation	500	26,500

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc. (c)	500	49,930
Seagate Technology plc	1,000	22,560
		72,490
Materials - 15.5%
Chemicals - 4.8%
Monsanto Company	300	33,741
Mosaic Company (The)	1,000	25,230
		58,971

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 79.4% (Continued)	Shares	Value
Materials - 15.5% (Continued)
Metals & Mining - 10.7%
Agnico Eagle Mines Ltd.	1,000	$44,920
BHP Billiton Ltd. - ADR (c) (d)	1,000	26,970
Newmont Mining Corporation	1,000	32,410
Rio Tinto plc - ADR (d)	1,000	28,040
		132,340
Telecommunication Services - 3.1%
Diversified Telecommunication Services - 3.1%
Level 3 Communications, Inc. (b) (d)	700	37,765

Utilities - 2.4%
Multi-Utilities - 2.4%
Dominion Resources, Inc.	400	28,900

Total Common Stocks (Cost $908,610)		$977,292

EXCHANGE-TRADED FUNDS - 2.3%	Shares	Value
iShares Nasdaq Biotechnology ETF (Cost $28,230)	100	$27,977

PURCHASED OPTION CONTRACTS - 3.2%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.9%
Canadian Solar, Inc.	07/15/16	$21.00	10	$500
Celgene Corporation	07/15/16	25.00	20	740
Corning, Inc.	07/15/16	21.00	20	1,140
Cypress Semiconductor Corporation	06/17/16	9.00	50	8,250
JetBlue Airways Corporation	06/17/16	21.00	60	120
LinkedIn Corporation	06/17/16	150.00	3	150
Micron Technology, Inc.	07/15/16	11.00	25	5,050
Micron Technology, Inc.	07/15/16	13.00	25	1,950
SPDR® Gold Trust	07/15/16	120.00	10	1,080
SPDR® S&P® Oil & Gas Exploration & Production ETF	06/17/16	27.00	20	17,100
				36,080

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS - 3.2% (Continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 0.3%
Amazon.com, Inc.	06/10/16	$600.00	6	$96
Amazon.com, Inc.	07/15/16	600.00	5	640
iShares Russell 2000 Index Fund	06/17/16	106.00	10	130
iShares Russell 2000 Index Fund	06/17/16	110.00	30	1,020
iShares Russell 2000 Index Fund	07/15/16	110.00	5	650
Netflix, Inc.	07/15/16	85.00	5	380
SPDR® S&P® 500 ETF Trust	06/17/16	205.00	3	279
				3,195

Total Purchased Option Contracts (Cost $35,893)				$39,275

U.S. TREASURY OBLIGATIONS - 12.1%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (c) (Cost $149,805)	11/03/16	0.305	%(e)	$150,000	$149,713

Total Investments at Value - 97.0% (Cost $1,122,538)					$1,194,257

Other Assets in Excess of Liabilities (f) - 3.0%					36,670

Net Assets - 100.0%					$1,230,927

ADR - American Depositary Receipt.
(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Security covers a written call option.
(e)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2016 (Unaudited)

COMMON STOCKS - 13.6%	Shares	Value
Consumer Staples - 2.1%
Food Products - 2.1%
Tyson Foods, Inc. - Class A	400	$25,512

Financials - 5.4%
Banks - 3.9%
Royal Bank of Canada	800	48,168

Real Estate Investment Trusts (REITs) - 1.5%
AvalonBay Communities, Inc.	100	17,988

Health Care - 1.7%
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Company	300	21,510

Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom Ltd.	200	30,872

Software - 1.9%
Autodesk, Inc.	400	23,308

Total Common Stocks (Proceeds $154,656)		$167,358

EXCHANGE-TRADED FUNDS - 22.7%	Shares	Value
Energy Select Sector SPDR® Fund (The)	600	$40,122
Health Care Select Sector SPDR® Fund (The)	600	42,804
iShares U.S. Basic Materials ETF	500	38,385
iShares U.S. Telecommunications ETF	1,000	31,600
SPDR® Gold Shares	400	46,416
SPDR® S&P® Insurance ETF	400	29,224

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
EXCHANGE-TRADED FUNDS - 22.7% (Continued)	Shares	Value
VanEck Vectors Semiconductors ETF	900	$51,210
Total Exchange-Traded Funds (Proceeds $254,868)		$279,761

Total Securities Sold Short - 36.3% (Proceeds $409,524)		$447,119

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
May 31, 2016 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
BHP Billiton Ltd.	06/17/16	$33.00	10	$30	$892
iShares Russell 2000 Index Fund	06/17/16	115.00	5	745	312
SPDR® S&P® Oil & Gas Exploration & Production ETF	06/17/16	33.00	20	6,040	2,512
				6,815	3,716
Put Option Contracts
Amazon.com, Inc.	06/10/16	550.00	6	39	977
Amazon.com, Inc.	07/15/16	550.00	5	285	809
Apple, Inc.	10/21/16	80.00	5	445	813
Corning, Inc.	07/15/16	18.00	10	60	355
Endo International plc	10/21/16	15.00	10	2,650	2,850
iPath S&P® 500 VIX Short-Term Futures ETN	06/17/16	15.00	10	1,840	758
iShares Russell 2000 Index Fund	06/17/16	100.00	10	40	540
JetBlue Airways Corporation	06/17/16	18.00	20	1,060	1,812
Netflix, Inc.	07/15/16	75.00	5	120	346
SPDR® Gold Trust	06/17/16	114.50	4	288	261
SPDR® S&P 500® ETF Trust	06/17/16	190.00	3	24	296
				6,851	9,817

Total Written Option Contracts				$13,666	$13,533

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCKS - 67.8%	Shares	Value
Consumer Discretionary - 5.6%
Automobiles - 0.6%
Fiat Chrysler Automobiles N.V.	1,000	$7,170

Hotels, Restaurants & Leisure - 2.1%
McDonald's Corporation	200	24,412

Household Durables - 2.9%
Beazer Homes USA, Inc. (a)	3,000	23,550
MDC Holdings, Inc.	500	11,620
		35,170
Media - 0.0% (b)
Rizzoli Corriere Della Sera Mediagroup SpA (a)	68	57

Consumer Staples - 2.9%
Food & Staples Retailing - 2.9%
Wal-Mart Stores, Inc.	500	35,390

Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Chevron Corporation	200	20,200
DHT Holdings, Inc.	4,000	21,840
Gener8 Maritime, Inc. (a)	2,000	14,460
		56,500
Financials - 1.2%
Banks - 1.2%
Bank of America Corporation	1,000	14,790

Health Care - 10.9%
Biotechnology - 5.9%
Biogen, Inc. (a)	100	28,973
Celgene Corporation (a)	400	42,208
		71,181

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 67.8% (Continued)	Shares	Value
Health Care - 10.9% (Continued)
Health Care Providers & Services - 1.4%
Humana, Inc.	100	$17,251

Pharmaceuticals - 3.6%
GlaxoSmithKline plc - ADR	500	21,185
Mylan N.V. (a)	500	21,670
		42,855
Industrials - 6.1%
Aerospace & Defense - 3.1%
Boeing Company (The)	300	37,845

Airlines - 3.0%
JetBlue Airways Corporation (a)	2,000	35,860

Information Technology - 19.5%
Communications Equipment - 2.4%
Cisco Systems, Inc. (c) (d)	1,000	29,050

Electronic Equipment, Instruments & Components - 2.6%
Corning, Inc.	1,500	31,335

Semiconductors & Semiconductor Equipment - 8.1%
Canadian Solar, Inc. (a)	1,000	18,680
Cypress Semiconductor Corporation	2,000	21,260
Micron Technology, Inc. (a)	3,500	44,520
SunPower Corporation (a)	700	12,271
		96,731
Software - 2.2%
Microsoft Corporation	500	26,500

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	300	29,958
Seagate Technology plc	900	20,304
		50,262
Materials - 12.4%
Metals & Mining - 12.4%
Agnico Eagle Mines Ltd. (c)	1,000	44,920

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 67.8% (Continued)	Shares	Value
Materials - 12.4% (Continued)
Metals & Mining - 12.4% (Continued)
BHP Billiton Ltd. - ADR (c)	1,000	$26,970
Newmont Mining Corporation (c)	1,500	48,615
Rio Tinto plc - ADR (c)	1,000	28,040
		148,545
Telecommunication Services - 2.7%
Diversified Telecommunication Services - 2.7%
Level 3 Communications, Inc. (a)	600	32,370

Utilities - 1.8%
Multi-Utilities - 1.8%
Dominion Resources, Inc.	300	21,675

Total Common Stocks (Cost $759,528)		$814,949

EXCHANGE-TRADED FUNDS - 8.5%	Shares	Value
Financial Select Sector SPDR® Fund (The)	1,500	$35,565
iShares 20+ Year Treasury Bond ETF	300	39,048
iShares Nasdaq Biotechnology ETF	100	27,977
Total Exchange-Traded Funds (Cost $101,823)		$102,590

PURCHASED OPTION CONTRACTS - 2.1%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 1.8%
iShares 20+ Year Treasury Bond ETF	06/17/16	$131.00	25	$2,200
Micron Technology, Inc.	07/15/16	13.00	25	1,950
SPDR® S&P® Oil & Gas Exploration & Production ETF	06/17/16	27.00	20	17,100
				21,250

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS - 2.1% (Continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 0.3%
Amazon.com, Inc.	07/15/16	$600.00	5	$640
iShares Russell 2000 Index Fund	06/17/16	110.00	20	680
iShares Russell 2000 Index Fund	07/15/16	110.00	15	1,950
SPDR® S&P® 500 ETF Trust	06/17/16	205.00	3	279
				3,549

Total Purchased Option Contracts (Cost $18,566)				$24,799

U.S. TREASURY OBLIGATIONS - 12.5%	Maturity	Coupon		Par Value	Value
U.S. Treasury Bills (c) (Cost $149,805)	11/03/16	0.305	%(e)	$150,000	$149,713

Total Investments at Value - 90.9% (Cost $1,029,722)					$1,092,051

Other Assets in Excess of Liabilities (f) - 9.1%					109,815

Net Assets - 100.0%					$1,201,866

ADR -American Depositary Receipt.
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Security covers a written call option.
(e)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2016 (Unaudited)

COMMON STOCKS - 11.5%	Shares	Value
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 1.7%
Restaurant Brands International, Inc.	500	$20,880

Consumer Staples - 1.6%
Food Products - 1.6%
Tyson Foods, Inc. - Class A	300	19,134

Financials - 5.0%
Banks - 3.5%
Royal Bank of Canada	700	42,147

Real Estate Investment Trusts (REITs) - 1.5%
AvalonBay Communities, Inc.	100	17,988

Industrials - 1.2%
Machinery - 1.2%
Caterpillar, Inc.	200	14,502

Information Technology - 2.0%
Software - 2.0%
Autodesk, Inc.	400	23,308

Total Common Stocks (Proceeds $129,984)		$137,959

EXCHANGE-TRADED FUNDS - 34.8%	Shares	Value
Energy Select Sector SPDR® Fund (The)	500	$33,435
Health Care Select Sector SPDR® Fund (The)	500	35,670
iShares U.S. Aerospace & Defense ETF	300	37,209
iShares U.S. Basic Materials ETF	800	61,416
iShares U.S. Home Construction ETF	1,200	33,108
iShares U.S. Telecommunications ETF	2,000	63,200
SPDR® Gold Shares	400	46,416
SPDR® S&P® Insurance ETF	400	29,224

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
EXCHANGE-TRADED FUNDS - 34.8% (Continued)	Shares	Value
Utilities Select Sector SPDR® Fund (The)	800	$39,320
VanEck Vectors Semiconductors ETF	700	39,830
Total Exchange-Traded Funds (Proceeds $377,853)		$418,828

Total Securities Sold Short - 46.3% (Proceeds $507,837)		$556,787

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
May 31, 2016 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Cisco Systems, Inc.	07/01/16	$29.00	10	$500	$302
iShares Russell 2000 Index Fund	06/17/16	115.00	5	745	312
SPDR® S&P® Oil & Gas Exploration & Production ETF	06/17/16	32.00	20	7,860	3,004
				9,105	3,618
Put Option Contracts
Amazon.com, Inc.	07/15/16	550.00	5	285	823
iPath S&P® 500 VIX Short-Term Futures ETN	06/17/16	15.00	10	1,840	755
iShares Russell 2000 Index Fund	07/15/16	95.00	10	140	461
SPDR® Gold Trust	06/17/16	114.50	4	288	261
SPDR® S&P® 500® ETF Trust	06/17/16	190.00	3	24	296
				2,577	2,596

Total Written Option Contracts				$11,682	$6,214

See accompanying notes to Schedules of Investments.

CASTLEMAINE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

OPEN-END FUNDS - 81.1%	Shares	Value
Castlemaine Emerging Markets Opportunities Fund (a) (b)	20,000	$214,200
Castlemaine Event Driven Fund (a) (b)	20,000	203,000
Castlemaine Long/Short Fund (a) (b)	20,000	205,200
Castlemaine Market Neutral Fund (a) (b)	20,000	200,400
Total Open-End Funds (Cost $800,000)		$822,800

EXCHANGE-TRADED FUNDS - 14.4%	Shares	Value
Deutsche X-Trackers MSCI Europe Hedged Equity ETF (c)	500	12,810
iShares 20+ Year Treasury Bond ETF (c)	400	52,064
iShares iBoxx $ High Yield Corporate Bond ETF (c)	700	58,527
iShares® TIPS Bond ETF (c)	200	22,828
Total Exchange-Traded Funds (Cost $140,195)		$146,229

PURCHASED OPTION CONTRACTS - 0.1%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.1%
iShares 20+ Year Treasury Bond ETF	06/17/16	$131.00	10	$880

Put Option Contracts - 0.0% (d)
Guggenheim CurrencyShares Canadian	06/17/16	73.00	80	400

Total Purchased Option Contracts (Cost $7,612)				$1,280

Total Investments at Value - 95.6% (Cost $947,807)				$970,309

Other Assets in Excess of Liabilities - 4.4%				44,574

Net Assets - 100.0%				$1,014,883

(a)
The security is an investment company advised by the Fund’s adviser, thereby making the company an affiliated company as defined under the Investment Company Act of 1940, as amended (the “1940 Act”) (Notes 5 & 6).

(b)	Non-income producing security.
(c)	All or a portion of the shares have been committed as collateral for open short positions, if any.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
 May 31, 2016 (Unaudited)

1. Securities Valuation

Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (individually, a “Fund,” and collectively, the “Funds”) value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Listed securities are valued on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts are valued at the closing price on the exchanges on which they are primarily traded. If no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts are valued at their last sale price as of the close of trading on the NYSE. Prices for these contracts are monitored by Castlemaine LLC (the “Adviser”) until the close of regular trading to determine if fair valuation is required. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the securities and other assets are valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CASTLEMAINE FUNDS
 NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of May 31, 2016:

Castlemaine Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$926,741	$-	$-	$926,741
Exchange-Traded Funds	117,795	-	-	117,795
Purchased Option Contracts	9,300	-	-	9,300
U.S. Treasury Obligations	-	149,712	-	149,712
Total	$1,053,836	$149,712	$-	$1,203,548

Other Financial Instruments
Common Stocks - Sold Short	$(188,740)	$-	$-	$(188,740)
Exchange-Traded Funds - Sold Short	(244,540)	-	-	(244,540)
Written Option Contracts	(1,165)	-	-	(1,165)
Total	$(434,445)	$-	$-	$(434,445)

Castlemaine Event Driven Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$970,396	$-	$-	$970,396
Purchased Option Contracts	29,604	-	-	29,604
U.S. Treasury Obligations	-	149,712	-	149,712
Total	$1,000,000	$149,712	$-	$1,149,712

Other Financial Instruments
Common Stocks - Sold Short	$(65,938)	$-	$-	$(65,938)
Exchange-Traded Funds - Sold Short	(47,514)	-	-	(47,514)
Written Option Contracts	(14,034)	-	-	(14,034)
Total	$(127,486)	$-	$-	$(127,486)

Castlemaine Long/Short Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$977,292	$-	$-	$977,292
Exchange-Traded Funds	27,977	-	-	27,977
Purchased Option Contracts	39,275	-	-	39,275
U.S. Treasury Obligations	-	149,713	-	149,713
Total	$1,044,544	$149,713	$-	$1,194,257

Other Financial Instruments
Common Stocks - Sold Short	$(167,358)	$-	$-	$(167,358)
Exchange-Traded Funds - Sold Short	(279,761)	-	-	(279,761)
Written Option Contracts	(13,627)	(39)	-	(13,666)
Total	$(460,746)	$(39)	$-	$(460,785)

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Castlemaine Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$814,949	$-	$-	$814,949
Exchange-Traded Funds	102,590	-	-	102,590
Purchased Option Contracts	24,799	-	-	24,799
U.S. Treasury Obligations	-	149,713	-	149,713
Total	$942,338	$149,713	$-	$1,092,051

Other Financial Instruments
Common Stocks - Sold Short	$(137,959)	$-	$-	$(137,959)
Exchange-Traded Funds - Sold Short	(418,828)	-	-	(418,828)
Written Option Contracts	(11,682)	-	-	(11,682)
Total	$(568,469)	$-	$-	$(568,469)

Castlemaine Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Open-End Funds	$822,800	$-	$-	$822,800
Exchange-Traded Funds	146,229	-	-	146,229
Purchased Option Contracts	1,280	-	-	1,280
Total	$970,309	$-	$-	$970,309

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. As of May 31, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

CASTLEMAINE FUNDS
 NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal income tax

The following information is computed on a tax basis for each item as of May 31, 2016:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Tax cost of portfolio investments	$1,148,613	$1,102,077	$1,123,862	$1,033,855	$947,807

Gross unrealized appreciation	$88,957	$83,078	$115,998	$87,912	$28,962
Gross unrealized depreciation	(34,022)	(35,443)	(45,603)	(29,716)	(6,460)

Net unrealized appreciation on investments	$54,935	$47,635	$70,395	$58,196	$22,502

Net unrealized depreciation on securities sold short	$(25,300)	$(14,907)	$(40,023)	$(50,275)	$-

Net unrealized appreciation (depreciation) on written option contracts	$2,502	$(9,665)	$(133)	$(5,468)	$-

As of May 31, 2016, the tax proceeds of securities sold short on a tax basis for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund was $407,980, $98,545, $407,096 and $506,512, respectively.

As of May 31, 2016, the tax proceeds of written options for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund was $3,667, $4,369, $13,533 and $6,214, respectively.

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for Castlemaine Multi-Strategy Fund is equal to the Schedule of Investments cost.

4. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2016, the following Funds had the following percentages of the value of its net assets invested or sold short in stocks within the following sectors:

CASTLEMAINE FUNDS
 NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Fund	Sector	Long Positions	Short Positions	Net Exposure
Castlemaine Event Driven Fund	Consumer Discretionary	25.5%	(2.2%)	23.3%
Castlemaine Long/Short Fund	Information Technology	27.6%	(4.4%)	23.2%

As shown above, although Castlemaine Event Driven Fund and Castlemaine Long/Short Fund have greater than 25% of their net assets invested in long positions in the sectors noted, the exposures are mitigated by short positions.

5. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including exchange-traded funds and open-end funds. The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. As of May 31, 2016, Castlemaine Multi-Strategy Fund had 81.1% of the value of its net assets invested in open-end funds.

6. Affiliated Investments

The open-end funds held by Castlemaine Multi-Strategy Fund are managed by the Adviser, thereby making such funds affiliated companies as defined by the 1940 Act.

As of May 31, 2016, Castlemaine Multi-Strategy Fund owned shares of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund (the “Affiliated Investments”). Information regarding Castlemaine Multi-Strategy Fund’s holdings in the Affiliated Investments during the period ended May 31, 2016 is as follows:

	December 29, 2015(a) Value	Purchases	Change in Unrealized Appreciation	May 31, 2016 Value
Castlemaine Emerging Markets Opportunities Fund	$-	$200,000	$14,200	$214,200
Castlemaine Event Driven Fund	-	200,000	3,000	203,000
Castlemaine Long/Short Fund	-	200,000	5,200	205,200
Castlemaine Market Neutral Fund	-	200,000	400	200,400
Total	$-	$800,000	$22,800	$822,800

(a)	Castlemaine Multi-Strategy Fund commenced operations on December 29, 2015.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value

Consumer Discretionary - 22.1%
Diversified Consumer Services - 1.7%
Strayer Education, Inc. *	1,965	$94,654

Hotels, Restaurants & Leisure - 7.8%
Chipotle Mexican Grill, Inc. *	311	137,450
YUM! Brands, Inc.	3,518	288,793
		426,243
Household Durables - 9.3%
NVR, Inc. *	179	310,207
Toll Brothers, Inc. *	6,695	195,159
		505,366
Specialty Retail - 3.3%
Ross Stores, Inc.	3,316	177,074

Financials - 39.2%
Banks - 10.6%
U.S. Bancorp	5,075	217,312
Wells Fargo & Co.	7,128	361,532
		578,844
Capital Markets - 5.9%
Goldman Sachs Group, Inc. (The)	2,013	321,033

Diversified Financial Services - 8.9%
Moody's Corp.	4,916	484,914

Insurance - 13.8%
Allied World Assurance Co. Holdings, AG	7,115	263,824
Arch Capital Group Ltd. *	6,719	488,203
		752,027
Health Care - 1.4%
Life Sciences Tools & Services - 1.4%
Waters Corp. *	559	76,891

Industrials - 24.3%
Air Freight & Logistics - 4.7%
Expeditors International of Washington, Inc.	5,228	253,819

Machinery - 9.9%
Cummins, Inc.	2,420	277,017
Deere & Co.	3,175	261,271
		538,288
Road & Rail - 4.0%
Union Pacific Corp.	2,563	215,779

Trading Companies & Distributors - 5.7%
Fastenal Co.	6,798	312,912

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Information Technology - 8.0%
IT Services - 8.0%
MasterCard, Inc. - Class A	2,220	212,898
Visa, Inc. - Class A	2,786	219,927
		432,825

Total Investments at Value — 95.0% (Cost $4,813,545)		$5,170,669

Other Assets in Excess of Liabilities — 5.0%		273,444

Net Assets — 100.0%		$5,444,113

*	Non-income producing security.

See accompanying notes to Schedule of Investments.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

1.	Securities Valuation

Marshfield Concentrated Opportunity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business.  The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities

•            Level 2 – other significant observable inputs

•            Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,170,669	$-	$-	$5,170,669

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of May 31, 2016, the Fund did not have any transfers between Levels.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2016:

Tax cost of portfolio investments	$4,813,877

Gross unrealized appreciation	$406,542
Gross unrealized depreciation	(49,750)

Net unrealized appreciation	$356,792

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share.  Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected.  As May 31, 2016, the Fund had 39.2% of the value of its net assets invested in stocks within the Financials sector.

Topturn OneEighty Fund
Schedule of Investments
May 31, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS — 1.6%	Par Value	Value
U.S. Treasury Bills - 1.6% (a)
0.068%, due 06/30/16 (Cost $249,933)	$250,000	$249,949

EXCHANGE-TRADED FUNDS — 94.1%	Shares	Value
Commodities & Currencies — 4.2%
CurrencyShares Japanese Yen Trust (The) (b)	2,540	$221,894
iShares® Gold Trust (b)	36,500	427,780
		649,674
International Equities — 6.2%
iShares® Edge MSCI Min Vol Emerging Markets ETF	7,410	371,760
iShares® MSCI EAFE ETF	5,280	308,246
iShares® MSCI Emerging Markets ETF	8,400	278,292
		958,298
International Fixed Income — 9.3%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	6,420	712,492
Vanguard Total International Bond ETF	13,080	715,345
		1,427,837
U.S. Fixed Income — 27.0%
iShares® 7-10 Year Treasury Bond ETF	20,420	2,240,687
iShares® 20+ Year Treasury Bond ETF	3,820	497,211
iShares® iBoxx® $ Investment Grade Corporate Bond ETF	5,930	707,983
SPDR® Barclays High Yield Bond ETF	20,380	717,987
		4,163,868
U.S. Large Cap Equities — 43.9%
Consumer Staples Select Sector SPDR® Fund	9,480	499,786
Health Care Select Sector SPDR® Fund	7,140	509,368
Industrial Select Sector SPDR® Fund	8,960	501,133
PowerShares QQQ TrustSM, Series 1	3,870	427,016
SPDR® S&P 500® ETF Trust	19,400	4,075,552
SPDR® S&P® Dividend ETF	9,190	751,742
		6,764,597
U.S. Small Cap Equities — 3.5%
iShares® Core S&P Small-Cap ETF	4,620	534,765

Total Exchange-Traded Funds (Cost $14,150,742)		$14,499,039

Topturn OneEighty Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 4.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.24% (c) (Cost $692,181)	692,181	$692,181

Total Investments at Value — 100.2% (Cost $15,092,856)		$15,441,169

Liabilities in Excess of Other Assets — (0.2%)		(21,832)

Net Assets — 100.0%		$15,419,337

(a)	The rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of May 31, 2016.

See accompanying notes to Schedule of Investments.

Topturn OneEighty Fund
Notes to Schedule of Investments
May 31, 2016 (Unaudited)

1.	Securities Valuation

Topturn OneEighty Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with the procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value ("NAV") may differ from quoted or published prices for the same securities.

Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$249,949	$-	$249,949
Exchange-Traded Funds	14,499,039	-	-	14,499,039
Money Market Funds	692,181	-	-	692,181
Total	$15,191,220	$249,949	$-	$15,441,169

Topturn OneEighty Fund
Notes to Schedule of Investments (Continued)

As of May 31, 2016 the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2016:

Tax cost of portfolio investments	$15,161,493

Gross unrealized appreciation	$302,932
Gross unrealized depreciation	(23,256)

Net unrealized appreciation	$279,676

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e., ETFs and money market mutual funds). The Fund will incur additional indirect expenses due to acquired fund fees and expenses and other costs to the extent it invests in shares of other investment companies. From time to time, the Fund may invest greater than 25% of the value of its net assets in one or more investment companies. As of May 31, 2016, the SPDR® S&P 500® ETF Trust represented 26.4% of the Fund’s net assets. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of May 31, 2016, the Fund had 94.1% of the value of its net assets invested in ETFs.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCKS - 76.0%	Shares	Value
Consumer Discretionary - 6.1%
Hotels, Restaurants & Leisure - 1.1%
Starbucks Corporation	1,680	$92,215

Media - 2.9%
Time Warner, Inc.	3,062	231,671

Specialty Retail - 2.1%
Home Depot, Inc. (The)	1,320	174,399

Consumer Staples - 2.7%
Beverages - 0.9%
Coca-Cola Company (The)	1,600	71,360

Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	2,060	145,807

Energy - 13.3%
Energy Equipment & Services - 4.5%
Baker Hughes, Inc.	4,370	202,681
Schlumberger Ltd. (b)	2,160	164,808
		367,489
Oil, Gas & Consumable Fuels - 8.8%
Cabot Oil & Gas Corporation	4,967	119,059
Cimarex Energy Company	1,422	165,350
Newfield Exploration Company (a) (b)	4,900	199,773
Pioneer Natural Resources Company (b)	1,450	232,464
		716,646
Financials - 6.8%
Banks - 4.4%
Bank of America Corporation	11,588	171,387
JPMorgan Chase & Company (b)	2,819	183,996
		355,383
Capital Markets - 1.2%
Goldman Sachs Group, Inc. (The)	604	96,326

Insurance - 1.2%
Allstate Corporation (The)	1,455	98,227

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.0% (Continued)	Shares	Value
Health Care - 19.8%
Biotechnology - 5.7%
AbbVie, Inc.	3,680	$231,583
Medivation, Inc. (a)	3,840	232,166
		463,749
Health Care Equipment & Supplies - 5.1%
Boston Scientific Corporation (a)	4,530	102,876
Edwards Lifesciences Corporation (a)	1,440	141,840
Intuitive Surgical, Inc. (a)	272	172,641
		417,357
Health Care Providers & Services - 3.3%
Aetna, Inc. (b)	2,370	268,355

Pharmaceuticals - 5.7%
Allergan plc (a)	520	122,590
Mylan N.V. (a)	3,790	164,259
Pfizer, Inc. (b)	5,108	177,247
		464,096
Industrials - 13.9%
Aerospace & Defense - 3.4%
Honeywell International, Inc. (b)	2,454	279,339

Air Freight & Logistics - 1.6%
FedEx Corporation	771	127,192

Machinery - 4.1%
Ingersoll-Rand plc	2,998	200,296
Oshkosh Corporation	2,900	133,139
		333,435
Road & Rail - 4.8%
Norfolk Southern Corporation	2,830	237,890
Union Pacific Corporation	1,792	150,868
		388,758
Information Technology - 13.4%
Internet Software & Services - 4.0%
Alphabet, Inc. - Class A (a)	213	159,505
Facebook, Inc. - Class A (a)	1,418	168,473
		327,978

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.0% (Continued)	Shares	Value
Information Technology - 13.4% (Continued)
IT Services - 2.0%
Visa, Inc. - Class A	2,090	$164,984

Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	5,440	132,845
Linear Technology Corporation	3,050	144,326
		277,171
Software - 2.4%
Microsoft Corporation	3,600	190,800

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	1,300	129,818

Total Common Stocks (Cost $5,520,137)		$6,182,555

MONEY MARKET FUNDS - 14.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.24% (c) (Cost $1,168,249)	1,168,249	$1,168,249

Total Investments at Value - 90.3% (Cost $6,688,386)		$7,350,804

Other Assets in Excess of Liabilities (d) - 9.7%		791,041

Net Assets - 100.0%		$8,141,845

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	The rate shown is the 7-day effective yield as of May 31, 2016.
(d)	Includes cash held as collateral and margin deposits for open short positions.

See accompanying notes to Schedule of Investments.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2016 (Unaudited)

COMMON STOCKS - 48.5%	Shares	Value
Consumer Discretionary - 1.8%
Media - 1.8%
Walt Disney Company (The)	1,428	$141,686

Consumer Staples - 0.9%
Food Products - 0.9%
Mondelēz International, Inc. - Class A	1,650	73,408

Energy - 12.8%
Energy Equipment & Services - 6.4%
Helmerich & Payne, Inc.	3,760	229,924
National Oilwell Varco, Inc.	1,490	49,095
Patterson-UTI Energy, Inc.	10,630	197,824
Transocean Ltd.	4,268	41,784
		518,627
Oil, Gas & Consumable Fuels - 6.4%
Apache Corporation	2,466	140,907
Chevron Corporation	2,210	223,210
EOG Resources, Inc.	1,985	161,500
		525,617
Health Care - 15.0%
Biotechnology - 5.9%
Amgen, Inc.	1,010	159,530
Gilead Sciences, Inc.	1,870	162,802
Regeneron Pharmaceuticals, Inc.	400	159,572
		481,904
Health Care Equipment & Supplies - 2.7%
Stryker Corporation	2,012	223,654

Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	1,571	209,996

Pharmaceuticals - 3.8%
Johnson & Johnson	1,410	158,893
Merck & Company, Inc.	2,664	149,876
		308,769

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 48.5% (Continued)	Shares	Value
Industrials - 11.1%
Aerospace & Defense - 2.8%
Boeing Company (The)	1,830	$230,855

Airlines - 1.3%
Delta Air Lines, Inc.	2,340	101,696

Machinery - 4.8%
Deere & Company	2,430	199,965
PACCAR, Inc.	3,478	193,898
		393,863
Road & Rail - 2.2%
J.B. Hunt Transport Services, Inc.	2,140	177,021

Information Technology - 6.9%
Internet Software & Services - 2.3%
eBay, Inc.	7,830	191,522

IT Services - 2.3%
Accenture plc - Class A	1,555	184,998

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corporation	5,840	184,486

Total Securities Sold Short - 48.5% (Proceeds $3,762,074)		$3,948,102

See accompanying notes to Schedule of Investments.

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

1.	Securities Valuation
Waycross Long/Short Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business.  The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust.  Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments.  These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities

•            Level 2 – other significant observable inputs

•            Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$6,182,555	$-	$-	$6,182,555
Money Market Funds	1,168,249	-	-	1,168,249
Total	$7,350,804	$-	$-	$7,350,804

Other Financial Instruments:
Common Stocks – Sold Short	$(3,948,102)	$-	$-	$(3,948,102)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type.  As of May 31, 2016, the Fund did not have any transfers into and out of any Level.  In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions
Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax
The following information is computed on a tax basis for each item as of May 31, 2016:

Tax cost of portfolio investments	$6,750,367

Gross unrealized appreciation	$683,362
Gross unrealized depreciation	(82,925)
Net unrealized appreciation on investments	$600,437

Net unrealized depreciation on securities sold short	$(230,693)

As of May 31, 2016, the proceeds from securities sold short on a tax basis is $3,717,409.

The federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost may be temporarily different (“book/tax difference”).  These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Bo J. Howell
Bo J. Howell, Secretary

Date	August 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Harry M. Jones
Harry M. Jones, Principal Executive Officer of Blue Current Global Dividend Fund

Date	August 1, 2016

By (Signature and Title)*		/s/ Benjamin H. Thomas
Benjamin H. Thomas, Principal Executive Officer of Waycross Long/Short Equity Fund

Date	August 1, 2016

By (Signature and Title)*		/s/ Robert T. Slaymaker
Robert T. Slaymaker, Principal Executive Officer of Alambic Small Cap Value Plus Fund

Date	August 1, 2016

By (Signature and Title)*		/s/ Dan Darchuck
Dan Darchuck, Principal Executive Officer of Topturn OneEighty Fund

Date	August 1, 2016

By (Signature and Title)*		/s/ Afredo Viegas

Alfredo Viegas, Principal Executive Officer of Castlemain Emerging Markets Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund

Date	August 1, 2016

By (Signature and Title)*		/s/ Christopher M. Niemczewski
Christopher M. Niemczewski, Principal Executive Officer of Marshfield Concentrated Opportunity Fund

Date	August 1, 2016

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	August 1, 2016

* Print the name and title of each signing officer under his or her signature.